Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39997
Entity Registrant Name	Adagene Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4F, Building C14, No. 218
Entity Address, Address Line Two	Xinghu Street, Suzhou Industrial Park
Entity Address, City or Town	Suzhou
Entity Address, Postal Zip Code	215123
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	59,231,993
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001818838
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Address Line One	4F, Building C14, No. 218
Entity Address, Address Line Two	Xinghu Street, Suzhou Industrial Park
Entity Address, City or Town	Suzhou
Entity Address, Postal Zip Code	215123
Entity Address, Country	CN
Contact Personnel Name	Peter Luo
Country Region	86
City Area Code	512
Local Phone Number	87773632
Contact Personnel Email Address	peter_luo@adagene.com
American depositary shares
Document and Entity Information
Trading Symbol	ADAG
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares
Ordinary shares
Document and Entity Information
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share